Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Master Management Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 11,236
Management services agreement initial termination date	December 31, 2030	December 31, 2020
Inflation rate adjustment to management fees	3.00%
Management fees	$ 63,057
One Time Charters [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	escalating
Two Time Charter [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	time charters contain both fixed lease and variable lease payments
Two Time Charters [Member]
Defined Benefit Plan Disclosure [Line Items]
Renewal term of Time charter contract	three consecutive periods of five years